Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Dividend income	$ 287.3	$ 198.4	$ 159.2
Other income	0.0	8.2	14.7
Total revenues	2,966.1	2,890.0	2,628.9
Expenses
General, administrative and corporate expenses	(503.6)	(494.2)	(418.0)
Other expenses	0.0	(20.1)	(10.8)
Income (loss) from operations before income taxes	402.6	(27.0)	35.1
Income tax benefit/(expense)	132.1	78.1	(5.3)
Net income/(loss)	534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments	105.6	(367.8)	(157.9)
Other comprehensive (loss)/income, net of tax	106.0	(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	640.7	(332.2)	(112.9)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method	304.7	14.2	(90.5)
Dividend income	364.4	121.7	193.0
Net realized and unrealized investment (losses)/gains	1.1	(4.0)	(0.5)
Other income	3.2	1.0	0.0
Total revenues	673.4	132.9	102.0
Expenses
General, administrative and corporate expenses	(121.3)	(62.7)	(54.6)
Interest expense	(15.6)	(14.3)	(14.3)
Other expenses	(1.8)	(4.8)	(3.3)
Income (loss) from operations before income taxes	534.7	51.1	29.8
Income tax benefit/(expense)	0.0	0.0	0.0
Net income/(loss)	534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments	105.6	(367.8)	(158.6)
Net change from current period hedged transactions	(14.0)	15.4	(6.2)
Change in foreign currency translation adjustment	14.4	(30.9)	21.4
Other comprehensive (loss)/income, net of tax	106.0	(383.3)	(143.4)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	$ 640.7	$ (332.2)	$ (113.6)